Supplemental Condensed Consolidating Financial Information	9 Months Ended
Sep. 30, 2013
Condensed Financial Information [Abstract]
Condensed Consolidating Statement Of Income [Text Block]
Condensed consolidating statements of income
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2013
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Sales and other income	1,442	1	2,844	(152)	4,135

Product sales	1,293	-	2,786	-	4,079
Interest, dividends and other	149	1	58	(152)	56

Costs and expenses	1,189	1,660	4,588	(1,440)	5,997

Production costs	794	-	1,675	-	2,469
Exploration costs	5	2	199	-	206
Related party transactions	(12)	-	-	-	(12)
General and administrative expenses/(recoveries)	155	(16)	75	(38)	176
Royalties paid	10	-	87	-	97
Market development costs	2	-	3	-	5
Depreciation, depletion and amortization	205	-	377	-	582
Impairment of assets	3	-	2,139	-	2,142
Interest expense	10	101	98	-	209
Accretion expense	9	-	21	-	30
Employment severance costs	41	-	32	-	73
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(33)	1,527	278	(1,402)	370
Non-hedge derivative loss/(gain) and movement on bonds	-	46	(396)	-	(350)

Income/(loss) before income tax provision	253	(1,659)	(1,744)	1,288	(1,862)
Taxation (expense)/benefit	(43)	(4)	202	-	155
Equity loss in associates	(163)	(7)	-	-	(170)
Equity (loss)/income in subsidiaries	(1,877)	(1,364)	-	3,241	-
(Loss)/income	(1,830)	(3,034)	(1,542)	4,529	(1,877)
Preferred stock dividends	(33)	-	(33)	66	-
(Loss)/income	(1,863)	(3,034)	(1,575)	4,595	(1,877)
Less: Net income attributable to noncontrolling interests	-	-	14	-	14

Net (loss)/income - attributable to AngloGold Ashanti	(1,863)	(3,034)	(1,561)	4,595	(1,863)

Comprehensive income	(2,225)	(3,073)	(1,610)	4,669	(2,239)
Comprehensive income attributable to noncontrolling interests	-	-	14	-	14
Comprehensive income attributable to AngloGold Ashanti	(2,225)	(3,073)	(1,596)	4,669	(2,225)

Condensed consolidating statements of income
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2012
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Sales and other income	1,792	1	3,381	(161)	5,013

Product sales	1,649	-	3,306	-	4,955
Interest, dividends and other	143	1	75	(161)	58

Costs and expenses	1,313	41	2,206	3	3,563

Production costs	843	-	1,518	-	2,361
Exploration costs	16	13	238	-	267
Related party transactions	(13)	-	-	-	(13)
General and administrative expenses/(recoveries)	171	(10)	54	(2)	213
Royalties paid	32	-	110	-	142
Market development costs	3	-	3	-	6
Depreciation, depletion and amortization	236	-	352	-	588
Impairment of assets	-	-	2	-	2
Interest expense	3	64	84	-	151
Accretion expense	8	-	16	-	24
Employment severance costs	5	-	3	-	8
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	9	(26)	-	5	(12)
Non-hedge derivative gain and movement on bonds	-	-	(174)	-	(174)

Income/(loss) before income tax provision	479	(40)	1,175	(164)	1,450
Taxation expense	(140)	(4)	(411)	-	(555)
Equity income in associates	15	3	-	-	18
Equity income/(loss) in subsidiaries	590	473	-	(1,063)	-
Income/(loss)	944	432	764	(1,227)	913
Preferred stock dividends	(44)	-	(44)	88	-
Net income/(loss)	900	432	720	(1,139)	913
Less: Net income attributable to noncontrolling interests	-	-	(13)	-	(13)

Net income/(loss) - attributable to AngloGold Ashanti	900	432	707	(1,139)	900

Comprehensive income	833	434	708	(1,130)	845
Comprehensive income attributable to noncontrolling interests	-	-	(12)	-	(12)
Comprehensive income attributable to AngloGold Ashanti	833	434	696	(1,130)	833

Supplemental Balance Sheet Disclosures [Text Block]
Condensed consolidating balance sheets
AT SEPTEMBER 30, 2013
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Current Assets	620	2,939	2,234	(3,229)	2,564
Cash and cash equivalents	39	497	250	-	786
Restricted cash	1	-	35	-	36
Receivables, inter-group balances and other current assets	580	2,442	1,949	(3,229)	1,742
Property, plant and equipment, net	1,831	-	3,794	-	5,625
Acquired properties, net	115	-	18	-	133
Goodwill	-	-	149	(3)	146
Other intangibles, net	52	-	79	-	131
Other long-term inventory	-	-	126	-	126
Materials on the leach pad	-	-	489	-	489
Other long-term assets and deferred taxation assets	3,129	3,374	1,281	(6,228)	1,556

Total assets	5,747	6,313	8,170	(9,460)	10,770

LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,113	158	4,208	(4,183)	1,296
Other non-current liabilities	47	-	259	(13)	293
Long-term debt	25	3,036	542	-	3,603
Deferred taxation liabilities	476	-	408	1	885
Provision for environmental rehabilitation	116	-	582	-	698
Other accrued liabilities	-	-	27	-	27
Provision for pension and other post-retirement medical benefits	155	-	13	-	168
Commitments and contingencies	-	-	-	-	-
Equity	3,815	3,119	2,131	(5,265)	3,800
Stock issued	13	5,352	935	(6,287)	13
Additional paid in capital	9,062	606	221	(827)	9,062
Accumulated (deficit)/profit	(4,006)	(2,837)	(3,630)	6,467	(4,006)
Accumulated other comprehensive income and reserves	(1,254)	(2)	4,620	(4,618)	(1,254)
Total AngloGold Ashanti stockholders' equity	3,815	3,119	2,146	(5,265)	3,815
Noncontrolling interests	-	-	(15)	-	(15)

Total liabilities and equity	5,747	6,313	8,170	(9,460)	10,770

Condensed consolidating balance sheets
AT DECEMBER 31, 2012
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Current Assets	1,178	3,128	3,764	(5,280)	2,790
Cash and cash equivalents	98	537	257	-	892
Restricted cash	1	-	34	-	35
Receivables, inter-group balances and other current assets	1,079	2,591	3,473	(5,280)	1,863
Property, plant and equipment, net	2,046	-	5,189	-	7,235
Acquired properties, net	141	-	607	-	748
Goodwill	-	-	209	(16)	193
Other intangibles, net	53	-	59	-	112
Other long-term inventory	-	-	180	-	180
Materials on the leach pad	-	-	445	-	445
Other long-term assets and deferred taxation assets	4,875	4,506	1,098	(9,080)	1,399

Total assets	8,293	7,634	11,551	(14,376)	13,102

LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,510	1,614	4,586	(5,751)	1,959
Other non-current liabilities	53	-	342	(16)	379
Long-term debt	31	1,739	980	-	2,750
Derivatives	-	-	10	-	10
Deferred taxation liabilities	520	-	635	2	1,157
Provision for environmental rehabilitation	157	-	601	-	758
Other accrued liabilities	-	-	32	-	32
Provision for pension and other post-retirement medical benefits	196	-	13	-	209
Commitments and contingencies	-	-	-	-	-
Equity	5,826	4,281	4,352	(8,611)	5,848
Stock issued	13	5,059	937	(5,996)	13
Additional paid in capital	8,808	540	231	(771)	8,808
Accumulated (deficit)/profit	(2,103)	(1,318)	(1,164)	2,482	(2,103)
Accumulated other comprehensive income and reserves	(892)	-	4,327	(4,327)	(892)
Total AngloGold Ashanti stockholders' equity	5,826	4,281	4,331	(8,612)	5,826
Noncontrolling interests	-	-	21	1	22

Total liabilities and equity	8,293	7,634	11,551	(14,376)	13,102

Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
Condensed consolidating statements of cash flows
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2013
(unaudited)
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Net cash provided by/(used) in operating activities	263	(1,711)	2,070	(66)	556
Net (loss)/income	(1,863)	(3,034)	(1,575)	4,595	(1,877)
Reconciled to net cash provided by/(used) in operations:
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(50)	1,527	286	(1,402)	361
Depreciation, depletion and amortization	205	-	377	-	582
Impairment of assets	3	-	2,139	-	2,142
Deferred taxation	39	-	(257)	-	(218)
Other non cash items	1,649	879	590	(3,259)	(141)
Net decrease in provision for environmental rehabilitation, pension and other post-retirement medical benefits	(21)	-	(9)	-	(30)

Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	385	(1,108)	723	-	-
Receivables	(1)	-	39	-	38
Inventories	39	-	(159)	-	(120)
Accounts payable and other current liabilities	(122)	25	(84)	-	(181)

Net cash used in investing activities	(320)	(349)	(789)	-	(1,458)
Increase in non-current investments	-	(349)	(118)	-	(467)
Net associates and equity accounted joint ventures loans repaid	-	-	7	-	7
Additions to property, plant and equipment	(309)	-	(701)	-	(1,010)
Interest capitalized and paid	-	-	(5)	-	(5)
Expenditure on intangible assets	(19)	-	(31)	-	(50)
Proceeds on sale of mining assets	-	-	7	-	7
Proceeds on sale of investments	6	-	65	-	71
Proceeds on disposal of subsidiary	2	-	-	-	2
Reclassification of cash balances to held for sale assets	-	-	(6)	-	(6)
Change in restricted cash	-	-	(7)	-	(7)

Net cash generated/(used) by financing activities	8	2,020	(1,298)	66	796
Repayments of debt	(236)	(250)	(740)	-	(1,226)
Issuance of stock	17	111	(128)	-	-
Proceeds from debt	300	1,500	306	-	2,106
Debt issue costs	-	(34)	-	-	(34)
Dividends (paid)/received	(73)	693	(736)	66	(50)

Net decrease in cash and cash equivalents	(49)	(40)	(17)	-	(106)
Effect of exchange rate changes on cash	(10)	-	(15)	-	(25)
Cash and cash equivalents – January 1,	98	537	257	-	892
Cash and cash equivalents – September 30,(1)	39	497	225	-	761

(1)Cash and cash equivalents at September 30, 2013 are net of a bank overdraft of $25 million.

Condensed consolidating statements of cash flows
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2012
(unaudited)
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Net cash provided by/(used) in operating activities	687	(524)	1,211	(88)	1,286
Net income/(loss)	900	432	720	(1,139)	913
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	13	(26)	10	5	2
Depreciation, depletion and amortization	236	-	352	-	588
Impairment of assets	-	-	2	-	2
Deferred taxation	36	-	99	-	135
Other non cash items	(1,015)	(469)	347	1,046	(91)
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	2	-	21	-	23

Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	577	(489)	(88)	-	-
Receivables	(27)	-	(159)	-	(186)
Inventories	(40)	-	(160)	-	(200)
Accounts payable and other current liabilities	5	28	67	-	100

Net cash used in investing activities	(751)	(177)	(891)	-	(1,819)
Increase in non-current investments	(3)	(197)	(97)	-	(297)
Net associates and equity accounted joint ventures loans advanced	-	-	(63)	-	(63)
Additions to property, plant and equipment	(377)	-	(758)	-	(1,135)
Acquisition of subsidiary and loan	(335)	-	-	-	(335)
Interest capitalized and paid	-	-	(8)	-	(8)
Expenditure on intangible assets	(36)	-	(16)	-	(52)
Proceeds on sale of mining assets	-	-	4	-	4
Proceeds on sale of investments	-	20	73	-	93
Cash of subsidiary acquired	-	-	5	-	5
Change in restricted cash	-	-	(31)	-	(31)

Net cash (used)/generated by financing activities	(235)	926	(235)	88	544
Repayments of debt	-	(200)	(12)	-	(212)
Issuance of stock	2	(99)	99	-	2
Proceeds from debt	-	949	263	-	1,212
Debt issue costs	-	(21)	(8)	-	(29)
Acquisition of noncontrolling interest	-	-	(215)	-	(215)
Dividends (paid)/received	(237)	297	(362)	88	(214)

Net (decrease)/increase in cash and cash equivalents	(299)	225	85	-	11
Effect of exchange rate changes on cash	4	-	(4)	-	-
Cash and cash equivalents – January 1,	388	458	266	-	1,112
Cash and cash equivalents – September 30,	93	683	347	-	1,123